Statement of financial position - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Assets
Property, plant and equipment	R 198,021	R 227,645	R 357,582
Right of use assets	12,903	13,816
Goodwill and other intangible assets	2,482	2,800	3,357
Equity accounted investments	10,142	11,812	9,866
Other long-term investments	1,896	1,926	1,248
Post-retirement benefit assets	591	467	1,274
Long-term receivables and prepaid expenses	4,224	6,435	6,317
Long-term financial assets	809		15
Deferred tax assets	24,511	31,665	8,563
Non-current assets	255,579	296,566	388,222
Inventories	29,742	27,801	29,646
Tax receivable	1,113	5,419	730
Trade and other receivables	30,933	25,097	28,578
Short-term financial assets	1,514	645	630
Cash and cash equivalents	31,231	34,739	15,877
Current assets	94,533	93,701	75,461
Assets in disposal groups held for sale	10,631	84,268	2,554
Total assets	360,743	474,535	466,237
Equity and liabilities
Shareholders' equity	146,489	150,976	217,224
Non-controlling interests	5,982	4,941	5,885
Total equity	152,471	155,917	223,109
Long-term debt	97,137	147,511	127,350
Lease liabilities	13,906	15,825	7,445
Long-term provisions	16,164	21,857	17,622
Post-retirement benefit obligations	13,297	14,691	12,708
Long-term deferred income	400	842	924
Long-term financial liabilities	2,011	5,620	1,440
Deferred tax liabilities	7,793	19,154	26,541
Non-current liabilities	150,708	225,500	194,030
Short-term debt	7,337	43,468	3,783
Short-term provisions	5,064	2,202	3,289
Tax payable	806	665	1,039
Trade and other payables	36,670	35,757	39,466
Short-term deferred income	576	579	210
Short-term financial liabilities	3,162	4,271	765
Bank overdraft	243	645	58
Current liabilities	53,858	87,587	48,610
Liabilities in disposal groups held for sale	3,706	5,531	488
Total equity and liabilities	R 360,743	R 474,535	R 466,237